Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Common Stocks – 92.1%
Automobiles – 1.1%
Hyundai Motor Co	390,640	$79,997,019
Banks – 12.2%
Banco Bilbao Vizcaya Argentaria SA	3,348,160	78,307,394
Banco de Sabadell SA	36,774,966	144,197,791
Banco Santander SA	6,486,682	76,113,852
DBS Group Holdings Ltd	561,600	24,583,807
HSBC Holdings PLC	9,388,098	147,158,358
Intesa Sanpaolo SpA	15,270,402	105,752,429
Mizuho Financial Group Inc	1,877,600	68,187,554
Sumitomo Mitsui Financial Group Inc	2,148,400	69,151,562
UniCredit SpA	1,703,761	141,427,145
		854,879,892
Beverages – 5.7%
Carlsberg A/S	1,044,119	136,889,061
Coca-Cola European Partners PLC	1,455,561	132,019,383
Diageo PLC	6,086,971	131,094,132
		400,002,576
Capital Markets – 1.8%
CME Group Inc	239,838	65,494,961
IG Group Holdings PLC	3,211,526	56,917,680
		122,412,641
Consumer Finance – 1.6%
OneMain Holdings Inc	1,675,310	113,167,191
Containers & Packaging – 1.4%
Amcor PLC	11,854,468	98,866,263
Diversified Telecommunication Services – 4.1%
Elisa Oyj	1,283,470	56,955,974
Infrastrutture Wireless Italiane SpAž	5,277,620	48,902,688
Telenor ASA	3,005,648	43,772,540
Telia Co AB	13,191,231	56,373,622
TELUS Corp	6,412,072	84,519,369
		290,524,193
Electric Utilities – 3.1%
Enel SpA	13,631,503	142,016,363
Iberdrola SA	3,440,538	74,464,656
		216,481,019
Equity Real Estate Investment Trusts (REITs) – 2.1%
British Land Co PLC	14,798,940	80,029,411
Land Securities Group PLC	8,197,502	68,211,705
		148,241,116
Food & Staples Retailing – 0.7%
Koninklijke Ahold Delhaize NV	1,230,707	50,470,511
Health Care Equipment & Supplies – 0.7%
Coloplast A/S	555,111	47,653,496
Household Durables – 0.6%
Taylor Wimpey PLC	29,115,946	42,150,114
Industrial Conglomerates – 2.8%
Siemens AG	485,590	136,359,796
Swire Pacific Ltd	7,555,000	60,762,507
		197,122,303
Insurance – 7.3%
Dai-ichi Life Holdings Inc	7,967,600	66,157,241
DB Insurance Co Ltd	144,546	13,121,630
Legal & General Group PLC	20,534,059	72,089,406
Manulife Financial Corp	3,845,247	139,643,770
Phoenix Group Holdings PLC	9,186,403	90,540,406
Progressive Corp/The	304,961	69,445,719
Samsung Life Insurance Co Ltd	573,775	62,494,548
		513,492,720
Machinery – 2.3%
Komatsu Ltd	3,738,800	119,533,461
Outotec OYJ	2,444,454	42,644,544
		162,178,005
Media – 1.0%
Publicis Groupe SA	697,021	72,303,761

	Shares	Value
Common Stocks – (continued)
Metals & Mining – 3.2%
Freeport-McMoRan Inc	1,528,582	$77,636,680
Rio Tinto PLC	1,815,011	144,784,530
		222,421,210
Multi-Utilities – 0.1%
National Grid PLC	412,530	6,356,410
Oil, Gas & Consumable Fuels – 8.0%
Chevron Corp	868,885	132,426,763
Pembina Pipeline Corp	2,587,227	98,576,290
TotalEnergies SE	3,118,046	203,210,637
Var Energi ASA	19,924,615	65,134,043
Williams Cos Inc	1,055,731	63,459,990
		562,807,723
Personal Products – 1.8%
Unilever PLC	1,920,198	125,852,105
Pharmaceuticals – 6.9%
Merck & Co Inc	1,365,343	143,716,004
Novartis AG	507,585	70,134,588
Pfizer Inc	7,985,185	198,831,106
Roche Holding AG	169,110	69,905,413
		482,587,111
Semiconductor & Semiconductor Equipment – 6.3%
MediaTek Inc	3,773,000	170,979,612
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	475,755	144,577,187
Texas Instruments Inc	706,596	122,587,340
		438,144,139
Specialized Real Estate Investment Trusts (REITs) – 0.9%
VICI Properties Inc	2,179,997	61,301,516
Specialty Retail – 4.4%
Best Buy Co Inc	1,250,560	83,699,981
Home Depot Inc	236,689	81,444,685
Industria de Diseno Textil SA	2,130,794	140,344,495
		305,489,161
Textiles, Apparel & Luxury Goods – 2.5%
Cie Financiere Richemont SA (REG)	633,962	136,853,831
LVMH Moet Hennessy Louis Vuitton SE	53,733	40,505,937
		177,359,768
Tobacco – 7.0%
British American Tobacco PLC	5,032,770	285,194,541
Imperial Brands PLC	4,870,967	204,747,405
		489,941,946
Wireless Telecommunication Services – 2.5%
KDDI Corp	6,291,600	108,848,292
Tele2 AB	3,959,854	66,464,131
		175,312,423
Total Common Stocks (cost $5,910,554,849)		6,457,516,332
Preferred Stocks – 2.6%
Automobiles – 0.1%
Hyundai Motor Co	35,401	5,040,162
Technology Hardware, Storage & Peripherals – 2.5%
Samsung Electronics Co Ltd	2,897,449	177,842,515
Total Preferred Stocks (cost $127,601,017)		182,882,677
Investment Companies – 3.9%
Money Markets – 3.9%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $272,805,294)	272,723,477	272,805,294
Total Investments (total cost $6,310,961,160) – 98.6%		6,913,204,303
Cash, Receivables and Other Assets, net of Liabilities – 1.4%		94,898,276
Net Assets – 100%		$7,008,102,579

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,584,883,493	22.9%
United Kingdom	1,461,293,481	21.1
Spain	513,428,188	7.4
Italy	438,098,625	6.3
Japan	431,878,110	6.2
South Korea	338,495,874	4.9
Canada	322,739,429	4.7
France	316,020,335	4.6
Taiwan	315,556,799	4.6
Switzerland	276,893,832	4.0
Denmark	184,542,557	2.7
Netherlands	176,322,616	2.5
Germany	136,359,796	2.0
Sweden	122,837,753	1.8
Norway	108,906,583	1.6
Finland	99,600,518	1.4
Hong Kong	60,762,507	0.9
Singapore	24,583,807	0.4
Total	$6,913,204,303	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$-	$1,007,594,137	$(734,793,010)	$4,167	$-	$272,805,294	272,723,477	$937,728

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/20/26	(402,062,606)	$537,859,586	$(3,988,115)
Euro	1/20/26	(623,066,387)	732,162,239	(571,646)
Total				$(4,559,761)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$1,262,602,121

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

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Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $48,902,688, which represents 0.7% of net assets.

ºº	Rate shown is the 7-day yield as of December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Beverages	$132,019,383	$267,983,193	$-
Capital Markets	65,494,961	56,917,680	-
Consumer Finance	113,167,191	-	-
Containers & Packaging	98,866,263	-	-
Insurance	69,445,719	444,047,001	-
Metals & Mining	77,636,680	144,784,530	-
Oil, Gas & Consumable Fuels	195,886,753	366,920,970	-
Pharmaceuticals	342,547,110	140,040,001	-
Semiconductor & Semiconductor Equipment	267,164,527	170,979,612	-
Specialized Real Estate Investment Trusts (REITs)	61,301,516	-	-
Specialty Retail	165,144,666	140,344,495	-
All Other	-	3,136,824,081	-
Preferred Stocks	-	182,882,677	-
Investment Companies	-	272,805,294	-
Total Assets	$1,588,674,769	$5,324,529,534	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$4,559,761	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70224 02-26